Long-term bank loan	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Long-term Debt, Unclassified [Abstract]
Long-term bank loan
Note 8 — Long-term bank loan
On July 4, 2017, the Company entered into a loan agreement with Jianxin Bank of Lishui to borrow RMB 4.4 million (equivalent of  $700,559) for working capital needs. The loan matures on May 15, 2019 with an annual effective interest rate of 9.6%. The principle is due in full on the maturity date. The loan is guaranteed by Lishui Jiuanju Trade Co., Ltd., and Wangfeng Yan, two unrelated parties, as well as two principal officers of the Company.

Note 8 — Long-term bank loan

On July 4, 2017, the Company entered into a loan agreement with Jianxin Bank of Lishui to borrow RMB 4.4 million (equivalent of $661,167) for working capital needs. The loan matures on May 15, 2019 with an annual effective interest rate of 9.6%. The principle is due in full on the maturity date. The loan is guaranteed by Lishui Jiuanju Trade Co., Ltd., and Wangfeng Yan, two unrelated parties, as well as two principal officers of the Company.